Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]:
Inventories, Bunkers	$ 1,748	$ 268
Inventories, Lubricants	10,964	7,448
Inventories, Spare parts	1,673	1,682
Total	$ 14,385	$ 9,398